Stock Options and Warrants - Series A and B Warrant Exercises - Additional Information (Detail) (USD $)	0 Months Ended					1 Months Ended		9 Months Ended		12 Months Ended		0 Months Ended			3 Months Ended		0 Months Ended
	Sep. 10, 2014	Aug. 06, 2014	Jul. 19, 2013	Mar. 12, 2013	Jan. 22, 2013	Jun. 26, 2014	May 29, 2014	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Oct. 24, 2013	Oct. 24, 2013	Jul. 24, 2013	Dec. 31, 2013	Sep. 30, 2013	May 12, 2008	Aug. 31, 2013	Jul. 31, 2013	May 31, 2008
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants									$ 242,000	$ 2,386,000	$ 4,000
Number of warrants exercised										16,954,822
Expiration date of warrants										Oct. 24, 2013
Warrants exercisable price				$ 0.20	$ 0.20													$ 0.25	$ 0.15
Proceeds from stock offering	400,000	600,000	2,377,000	1,000,000	2,025,000	550,000	500,000	3,646,000	6,289,000	6,538,000	2,084,000
Common stock, shares issued				5,000,000	10,125,000			224,274,073		151,175,053	87,388,815				151,175,053
Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants										2,356,000		1,722,000			2,144,000	242,000
Number of warrants exercised										16,754,822		12,304,822	12,304,822
Expiration date of warrants			Oct. 24, 2013											Oct. 24, 2013	Oct. 24, 2013
Warrants exercisable price														$ 0.15
Proceeds form warrants													1,722,000
Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of units issued										16,754,822				20,000,000
Series A Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants										30,000
Number of warrants exercised										200,000
Warrants exercisable price														$ 0.15					$ 0.15
From exercises of warrants, net of commissions of $98, shares										200,000
Proceeds form warrants										30,000
Common stock, shares issued										200,000					200,000
Co-Chairman and Chief Executive Officer [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from stock offering				100,000
Co-Chairman and Chief Executive Officer [Member] | Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised										2,754,821
Company's Chief Scientific Officer [Member] | Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of warrants exercised										667,667
Dr. Andrey Semechkin and Ruslan Semechkin [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants										497,000
Proceeds from stock offering										497,000
Dr. Andrey Semechkin and Ruslan Semechkin [Member] | Series B Warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants										497,000
Proceeds from stock offering										$ 497,000
Series B Preferred Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration date of warrants										Jul. 31, 2013
Number of units issued																	400,000
Warrants exercisable price														$ 0.15			$ 0.50			$ 0.50